UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 09/30/2002 Check here if Amendment [ ]; Amendment Number:
                                This Amendment (check only one.):
                                     [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
         ---------------------------------------------

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
      --------------------
Title: Executive Vice President
       -------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
--------------------------
New York, New York
October 7, 2002

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT



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                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:          0
                                            -

Form 13F Information Table Entry Total:       27
                                             ---


Form 13F Information Table Value Total:     $101,211,000 (thousands)
                                             ------------

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      NONE



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
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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                      COMMON         23608102    5,348,000     128,400            X       0       0       X     0     0

APPLI ED BIOSYSTEMS              COMMON         38020103      220,000      12,000            X       0       0       X     0     0

CELERA GENOMICS                  COMMON         38020202       48,000       6,000            X       0       0       X     0     0

CHEVRON                          COMMON        166751107    2,725,000      39,350            X       0       0       X     0     0

CON EDISON                       COMMON        209115104    5,271,000     131,050            X       0       0       X     0     0

FEDERAL HOME LOAN                COMMON        313400301    3,114,000      55,700            X       0       0       X     0     0

GENERAL ELEC                     COMMON        369604103    5,054,000     205,050            X       0       0       X     0     0

HOME DEPOT                       COMMON        437076102    3,997,000     153,150            X       0       0       X     0     0

INTEL                            COMMON        458140100    1,863,000     134,100            X       0       0       X     0     0

JOHNSON & JOHNSON                COMMON        478160104    3,242,000      59,950            X       0       0       X     0     0

KEYSPAN CORP                     COMMON        49337W100    5,177,000     154,550            X       0       0       X     0     0

LOEWS CORP                       COMMON        540424108    5,824,000     135,800            X       0       X       X     0     0

LOWES                            COMMON        548661107    7,081,000     171,050            X       0       0       X     0     0

MBIA INC                         COMMON        55262C100    5,668,000     141,875            X       0       0       X     0     0

MEDTRONICS                       COMMON        585055106    3,102,000      73,650            X       0       0       X     0     0

MERCK                            COMMON        589331107    2,768,000      60,550            X       0       0       X     0     0

MICROSOFT                        COMMON        594918104    3,103,000      70,950            X       0       0       X     0     0

OCCIDENTAL PETROLEUM             COMMON        674599105    4,024,000     143,100            X       0       0       X     0     0

ORACLE                           COMMON        68389X105    2,708,000     344,500            X       0       0       X     0     0

PFIZER INC                       COMMON        717081103    1,576,000      54,300            X       0       0       X     0     0

PROGRESS ENERGY                  COMMON        743263105    4,099,000     100,300            X       0       0       X     0     0

SOUTHERN CO                      COMMON        842587107    6,011,000     208,850            X       0       0       X     0     0

SUN MICROSYSTEMS                 COMMON        866810404    1,047,000     404,300            X       0       0       X     0     0

TECO ENERGY                      COMMON        872375100    2,799,000     176,250            X       0       0       X     0     0

TXU CORP                         COMMON        873168108    4,010,000      96,150            X       0       0       X     0     0

WAL MART                         COMMON        931142103    6,569,000     133,400            X       0       0       X     0     0

WHIRLPOOL                        COMMON        963320106    4,763,000     103,850            X       0       0       X     0     0

                                                          101,211,000   3,498,175